Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands					9 Months Ended
	Oct. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 10, 2024 USD ($)	Sep. 10, 2024 EUR (€)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Purchase obligation					$ 5,686	$ 8,044
Non-paid purchase obligation					611	$ 2,349
Cost claim letter			$ 2,459	€ 2,096
Provision amount		$ 323
Payable to customer	$ 1,726
Retention amount	$ 250
Insurance recovery asset amount					$ 1,476